Principal Subsidiaries and Transactions with non-controlling interests (Details 1) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Summarized financial position
Current assets	$ 421,670	$ 415,460
Current liabilities	275,350	262,562
Non-current assets	114,920	131,124
Non-current liabilities	119,648	110,502
Net assets	536,590	546,584
PGG Wrightson Limited [Member]
Summarized financial position
Current assets	399,679	393,784
Current liabilities	(211,828)	(206,199)
Current net assets	187,851	187,585
Non-current assets	109,945	120,946
Non-current liabilities	(109,648)	(96,301)
Non-current net assets	297	24,645
Net assets	$ 188,148	$ 212,230